111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

September 1, 2021

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:
MFS® Series Trust XII (the “Trust”) (File Nos. 333-126328 and 811-21780) on Behalf of MFS® Lifetime® Income Fund, MFS® Lifetime® 2020 Fund, MFS® Lifetime® 2025 Fund, MFS® Lifetime® 2030 Fund, MFS® Lifetime® 2035 Fund, MFS® Lifetime® 2040 Fund, MFS® Lifetime® 2045 Fund, MFS® Lifetime® 2050 Fund, MFS® Lifetime® 2055 Fund, MFS® Lifetime® 2060 Fund, and MFS® Lifetime® 2065 Fund (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 69 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on August 26, 2021.

Please call the undersigned at (617) 954-4384 or Corey Bradley at (617) 954-4915 with any questions you may have.

Very truly yours,

AMANDA S. MOORADIAN
Amanda S. Mooradian
Assistant Vice President and Senior Counsel

ASM/mjy
enclosure